Apr. 19, 2021
Jackson Square International Growth Fund
Jackson Square International Growth Fund
Jackson Square Global Growth Fund
Jackson Square Global Growth Fund
Jackson Square Large-Cap Growth Fund
Jackson Square Large-Cap Growth Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class

	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees(2)	0.55%	0.55%	0.55%
Shareholder Servicing Plan Fee	0.10%	0.10%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses(1)(2)	0.96%	0.71%	0.61%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class

	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees(2)	0.55%	0.55%	0.55%
Shareholder Servicing Plan Fee	0.10%	0.10%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses(1)(2)	0.96%	0.71%	0.61%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$98	$306	$531	$1,178
Institutional Class	$73	$227	$395	$883
IS Class	$62	$195	$340	$762

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Predecessor Fund (as defined below) was 54% of the average value of its portfolio.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied for the annual periods through December 31, 2020.

The performance information shown below for the Fund’s Investor Class Shares represent the performance of the Predecessor Fund’s Class A shares, performance for the Fund’s Institutional Class Shares represent the performance of the Predecessor Fund’s Institutional Class shares, and performance for the Fund’s IS Class Shares represent the performance of the Predecessor Fund’s Class R6 shares. The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. The Adviser of the Fund served as the sole sub-adviser to the Predecessor Fund.

Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows how the Fund’s average annual returns over time compare with a broad-based securities market index. The returns reflect any expense limitation arrangements in effect during these periods, without which, the returns would be lower. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at http://www.jspfunds.com or by calling 844-577-3863.

Year-by-year total return as of December 31 – Investor Class

During the periods illustrated in this bar chart, the Investor Class’ highest quarterly return was 29.79% for the quarter ended June 30, 2020, and its lowest quarterly return was -14.19% for the quarter ended Dec. 31, 2018.
Average Annual Total Returns for the periods ended December 31, 2020

Average Annual Total Returns for the periods ended December 31, 2020
	One Year	Five Years	Ten Years or Since Inception
Investor Class Shares(1)
Return Before Taxes	35.86%	15.01%	14.75%
Return After Taxes on Distributions	32.35%	11.65%	12.68%
Return After Taxes on Distributions and Sale of Portfolio Shares	23.61%	11.08%	11.79%
Institutional Class Shares
Return Before Taxes	44.49%	16.67%	15.72%
IS Class Shares(2)
Return Before Taxes	44.82%	N/A	20.12%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	38.49%	21.00%	17.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”). After tax returns are shown for IS Class shares only. After-tax returns for other classes will vary.
Jackson Square Select 20 Growth Fund
Jackson Square Select 20 Growth Fund
Jackson Square SMID-Cap Growth Fund
Jackson Square SMID-Cap Growth Fund